Commitments (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	CAD 3,982
2017	3,882
2018	4,041
2019	3,740
2020 and thereafter	11,437
Total future minimum lease payments for operating leases	27,082
Contingent rentals on operating leases usage (recovery) charges in excess of minimum contracted amounts	CAD 524	CAD 2,116	CAD (249)